Fees Summary	Jul. 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 82,859,251.79
Total Fee Amount	11,442.86
Total Offset Amount	0.00
Net Fee	$ 11,442.86
Offering Table N/A
Offset Table N/A	N/A